BNY Mellon High Yield Beta ETF

Summary Prospectus | March 1, 2021

Ticker Symbol: BKHY

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/etf. You can also get this information at no cost by calling 1-800-ETF-BNYM (383-2696) (inside the U.S. only) or by sending an e-mail request to . The fund's prospectus and statement of additional information, dated March 1, 2021, are incorporated by reference into this summary prospectus.

BNY Mellon High Yield Beta ETF
Investment Objective

The fund seeks to track the performance of the Bloomberg Barclays US Corporate High Yield Total Return Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.22%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.22%

* The fund's management agreement provides that the Adviser, BNY Mellon ETF Investment Adviser, LLC, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. From the fund's commencement of operations on April 24, 2020, to the most recent fiscal year end, the fund's portfolio turnover rate was 39.43% of the average value of its portfolio.

Principal Investment Strategy

The fund uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance of the high yield bond market. To pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Bloomberg Barclays US Corporate High Yield Total Return Index. The fund may also invest in derivatives with economic characteristics similar to such bonds or the index. The fund's derivatives investments may include credit default swap indexes, total return swaps, structured notes and futures.

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The Bloomberg Barclays US Corporate High Yield Total Return Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-denominated bonds issued by foreign issuers. Securities in the index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the index. As of December 31, 2020, the index was comprised of approximately 2,200 securities and had a dollar-weighted average maturity of 6.5 years.

Under normal circumstances, in seeking to track the index's performance, the fund generally purchases a representative sample of the securities comprising the index. By using a sampling process, the fund typically will not invest in all of the securities in the index. The fund may also fully replicate the index when determined to be in the best interest of the fund in pursuing its objective.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund’s assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of December 31, 2020, 21.3% of the index consisted of securities of issuers in the consumer cyclical industry.

The  fund is  classified  as  diversified  under  the Investment  Company  Act  of  1940, as  amended  (1940  Act);  however,  the fund may  become  non-diversified solely  as  a  result  of  a  changes  in the  composition  of  the  index  (e.g.,  changes  in weightings  of  one  or  more  component  securities).  When the  fund is  non-diversified,  it  may  invest  a  relatively  high  percentage of  its  assets  in a  limited  number  of  issuers.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).

• Interest rate risk. Prices  of  bonds  and  other  fixed  rate  fixed-income  securities  tend to  move  inversely  with  changes in interest  rates.  Typically,  a  rise  in rates  will  adversely  affect fixed-income  securities  and,  accordingly,  will  cause  the value  of  the  fund’s investments  in these  securities  to  decline.  During  periods  of  very  low  interest  rates,  which  occur from  time  to  time  due  to  market  forces  or  actions  of  governments  and/or  their  central  banks,  including  the  Board  of Governors  of  the  Federal  Reserve System  in the  U.S.,  the  fund may  be  subject  to  a  greater  risk  of  principal  decline from  rising  interest  rates. When interest  rates  fall,  the  fund’s investments  in new  securities  may  be  at  lower  yields and may  reduce  the  fund’s income.  The  magnitude  of  these  fluctuations  in the  market  price  of  fixed-income  securities  is generally  greater  for  securities  with  longer  effective  maturities  and  durations  because  such  instruments  do  not  mature, reset  interest  rates  or  become  callable  for  longer  periods  of  time.  Duration  is  an  indication  of  an  investment's "interest rate  risk,"  or  how  sensitive  a  bond  or  the  fund’s portfolio  may  be  to  changes  in interest  rates.  The  change  in the  value of  a  fixed-income  security  or  portfolio  can  be  approximated  by  multiplying  its  duration by  a  change  in interest  rates.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• High yield securities risk. High yield (junk) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.

• Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares. Outdated or unreliable market information could result in errors in index data, index computations or the construction of the index in accordance with its methodology and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders.

BNY Mellon High Yield Beta ETF Summary	2

• Index sampling risk.  The use of sampling techniques by the sub-adviser, Mellon, may result in the fund holding a smaller number of securities than are in the index. The sampling techniques used by the sub-adviser to select the securities in which the fund invests may not track the index the same as if the fund were replicating the index and may result in investment performance that differs from the index.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses and/or may impact the correlation between the fund and index performance. Investments denominated in foreign currencies are subject to the risk that affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.

• Privately-issued securities risk. Privately-issued  securities,  including  those  that  are  normally  purchased  pursuant  to  Rule 144A  or  Regulation  S  promulgated  under  the  1933 Act,  are  securities  that  have  not  been  registered  under  the  1933 Act  and  as  a  result  may  be  subject  to  legal  restrictions  on  resale.  Privately-issued  securities  are  generally  not  traded  on established  markets.  As  a  result  of  the  absence  of  a  public  trading  market,  privately  issued  securities  may  be  deemed to  be  illiquid  investments,  may  be  more  difficult  to  value  than  publicly  traded  securities  and  may  be  subject  to  wide fluctuations  in value. Delay  or  difficulty  in selling  such  securities  may  result  in a  loss  to  the  fund.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

• Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

• Portfolio turnover risk. The fund may engage in frequent trading of its portfolio securities in connection with index rebalancing, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance.

• Derivatives risk. A  small  investment in derivatives  could  have  a  potentially  large  impact  on  the  fund's performance. The  use  of  derivatives  involves  risks  different  from,  or  possibly  greater  than,  the  risks  associated  with  investing  directly in the  underlying  assets,  and  the  fund’s use  of  derivatives  may  result  in losses  to  the  fund. Derivatives  in which  the fund may  invest  can  be  highly  volatile,  illiquid  and  difficult  to  value,  and  there  is  the  risk  that  changes  in the  value of  a  derivative  held  by  the  fund will  not  correlate  with  the  underlying  assets  or  the  fund's other  investments  in the manner  intended.  Certain  derivatives  have  the  potential  for  unlimited  loss,  regardless  of  the  size  of  the  initial  investment, and  involve  greater  risks  than  the  underlying  assets  because,  in addition  to  general  market  risks,  they  are  subject to  liquidity  risk (lack of  a  liquid  secondary  market),  credit  and  counterparty  risk  (failure  of  the  counterparty  to  the derivatives  transaction  to  honor its  obligation)  and  pricing  risk (risk  that  the  derivative  cannot  or  will  not  be  accurately  valued).  Recently adopted and future rules  and  regulations  of  the Securities  and  Exchange  Commission  (SEC)  may  require  the  fund to alter,  perhaps  materially,  its  use  of  derivatives.

• Credit default swap index risk.  Credit  default  swap  indexes  (CDXs)  are  derivative  contracts  that  reflect  the  performance  of  an  index  of  credit  default  swaps  and  transfer  credit  exposure  between  two  parties  (for  example,  between  an exchange  and  the  fund).  The  use  of  CDXs  involves  investment  techniques  and  risks  different  from  those  associated with  ordinary  portfolio  security  transactions,  such  as  potentially  heightened  counterparty,  concentration  and  exposure risks. Further,  the  fund's return  from  investment  in a  CDX may  not  match  the return  of  the referenced  index  of  credit default  swaps  and  could  result  in losses  if  the referenced  index  of  credit  default  swaps  does  not  perform  as  expected. Unexpected  changes  in the  composition  of  the  index  of  credit  default  swaps  may  also  affect  performance  of  the  CDX. If  a  referenced  index  of  credit  default  swaps  has  a  dramatic  intraday  move  that  causes  a  material  decline  in the  fund’s net assets,  the  terms  of  the  fund's CDX may  permit  the  counterparty  to  immediately  close  out  the  transaction.  In  that event,  the  fund may  be  unable  to  enter  into  another  CDX or  otherwise  achieve  desired  exposure,  even  if  the referenced  index  of  credit  default  swaps reverses  all  or  a  portion of  its  intraday  move.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of derivative instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

BNY Mellon High Yield Beta ETF Summary	3

• Total return swap risk.  A  total  return  swap  is  a  contract  in which  one  party  agrees  to  make  periodic  payments  to  another  party  based  on  the  change  in market  value  of  the  assets  underlying  the  contract,  which  may  include  a  specified security,  basket  of  securities,  or  securities  indices  during  the  specified  period,  in return  for  periodic  payments  based on a  fixed  or  variable  interest  rate  or  the  total  return  from  other  underlying  assets.  Total return  swap  agreements  may be  used  to  obtain  exposure  to  a  security  or  market  without  owning  or  taking  physical  custody  of  such  security  or investing  directly  in such  market.  Total return  swap  agreements  may  effectively  add  leverage  to  the  fund’s portfolio because,  in addition  to  its  total  net assets,  the  fund would  be  subject  to  investment  exposure  on  the  notional  amount of  the  swap.  The  primary  risks  associated  with  total  returns  swaps  are  credit  risks  (if  the  counterparty fails  to  meet  its obligations)  and  market  risk  (if  there  is  no  liquid  market  for  the  agreement  or  unfavorable  changes  occur  to  the  underlying  asset).

• Futures risk.  The  value  of  a  futures  contract  tends  to  increase  and  decrease  in correlation  with  the  value  of  the  underlying  instrument.  Risks  of  futures  contracts  may  arise  from  an  imperfect  correlation  between  movements  in the  price  of the  futures  and  the  price  of  the  underlying  instrument.  The  fund's use  of  futures  contracts  exposes  the  fund to  leverage risk  because  of  the  small  margin  requirements  relative  to  the  value  of  the  futures  contract.  A  relatively  small  market movement  will  have  a  proportionately  larger  impact  on  the  funds  that  the  fund has  deposited  or  will  have  to  deposit with  a  broker  to  maintain  its  futures  position.  While  futures  contracts  are  generally  liquid  instruments,  under  certain market  conditions  they  may  become  illiquid.  Futures  exchanges  may  impose  daily or  intraday  price  change  limits  and/or  limit  the  volume  of  trading.  Additionally, government  regulation  may  further  reduce  liquidity  through  similar  trading  restrictions. As  a  result,  the  fund may  be  unable  to  close  out  its  futures  contracts  at  a  time  that  is  advantageous. The  price  of  futures  can  be  highly  volatile;  using  them could  lower  total  return,  and  the  potential  loss  from  futures could  exceed  the  fund's initial  investment  in such  contracts.

• Fluctuation of net asset value, share premiums and discounts risk. As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.  The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

• Non-diversification risk. To the extent the fund becomes non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the fund is non-diversified, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the fund's invested assets are diversified.

• New fund risk. The fund is recently organized with limited operating history and there can be no assurance that the fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

Performance

Since the fund has less than one full calendar year of operations, past performance information for the fund is not presented in this prospectus.  Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund's returns based on net assets and comparing the fund's performance to a broad based securities index.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.

BNY Mellon High Yield Beta ETF Summary	4

Portfolio Management

The fund’s investment adviser is BNY Mellon ETF Investment Adviser, LLC (Adviser). The Adviser has engaged its affiliate, Mellon Investments Corporation (Mellon), to serve as the fund’s sub-adviser.

Paul Benson, CFA, CAIA, Manuel Hayes, and Stephanie Shu, CFA, the primary portfolio managers of the fund, are jointly and primarily responsible for management of the fund. Each portfolio manager has been a primary portfolio manager of the fund since its inception in April 2020. Mr. Benson is a Managing Director, Head of Fixed Income Efficient Beta at Mellon. Mr. Hayes is a Director, Senior Portfolio Manager at Mellon. Ms. Shu is a Managing Director, Senior Portfolio Manager at Mellon.

Purchase and Sale of Fund Shares

The fund  will  issue  (or redeem)  fund  shares  to  certain  institutional  investors  known  as "Authorized  Participants" (typically  market  makers  or  other  broker-dealers)  only  in  large  blocks  of  fund  shares  known  as  "Creation  Units." Creation  Unit  transactions  are  conducted  in  exchange  for  the  deposit  or  delivery  of  a  portfolio  of  in-kind  securities designated  by  the  fund  and/or  cash.

Individual  fund  shares  may  only  be  purchased  and  sold  on  the  NYSE  Arca,  Inc., other  national  securities  exchanges, electronic  crossing  networks  and  other  alternative  trading  systems  through your  broker-dealer  at  market  prices.  Because fund  shares  trade  at  market  prices  rather  than  at  net  asset  value  (NAV),  fund  shares  may  trade  at  a  price  greater  than NAV  (premium)  or  less  than  NAV  (discount).  When  buying  or  selling  shares  in  the  secondary  market,  you  may  incur costs  attributable  to  the  difference  between  the  highest  price  a  buyer  is  willing  to  pay  to  purchase  shares  of  the  fund (bid)  and  the  lowest  price  a  seller  is  willing  to  accept  for  shares  of  the  fund  (ask)  (the  "bid-ask  spread").  Recent  information  regarding  the  fund's  NAV,  market  price,  premiums  and  discounts,  and  bid-ask  spreads is available at www.im.bnymellon.com.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, Retirement Plan or other U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you  purchase  fund  shares  through a  broker-dealer  or  other  financial  intermediary  (such  as  a  bank),  the  Adviser  or its  affiliates  may  pay  the  financial  intermediary  for  certain  activities  related  to  the  fund,  including  educational  training programs,  conferences,  the  development  of  technology  platforms  and  reporting  systems,  or  other  services  related  to the  sale  or  promotion  of  the  fund.  These  payments  may  create  a  conflict  of  interest  by  influencing  the  broker-dealer  or other  intermediary  and  your  salesperson  to  recommend  the  fund  over  another  investment. Ask  your  salesperson  or  visit your  financial  intermediary's  website  for  more  information.

The fund is not sponsored, endorsed, sold or promoted by Bloomberg Index Services Limited (index provider) and the index provider makes no representation regarding the advisability of investing in the fund. The index provider determines the composition of the index and relative weightings of the securities in the index, which is subject to change by the index provider. The index provider publishes information regarding the market value of the index.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Mellon High Yield Beta ETF Summary	5

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BNY Mellon High Yield Beta ETF Summary	6